December 17, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

RE:     Initial filing of Registration Statement for
Principal Diversified Select Real Asset Fund on Form N-2

Principal Diversified Select Real Asset Fund (the “Registrant”) is filing an Initial Registration Statement pursuant to the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), on Form N-2 under the 1933 Act and the Investment Company Act of 1940 (the “Registration Statement”). The filing is preliminary and will be amended at a later date to add fee information, exhibits, and other required disclosure not included in this filing.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, we understand that the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please feel free to contact me with any comments or questions.
Sincerely,

/s/ Adam U. Shaikh

Adam U. Shaikh
Counsel
Principal Diversified Select Real Asset Fund
711 High Street
Des Moines, IA 50392-0300
515-235-9328